Equity (Details Narrative) - $ / shares		12 Months Ended
	Apr. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Equity Details Narrative
Common stock par value		$ 0.001	$ 0.001
Common stock authorized shares		100,000,000	100,000,000
Option granted to acquire common stock		3,000,000
Stock options	2,550,000
Stock options exercise price	$ 0.05
Expiry date		Apr. 02, 2017